Fair Value Measurements (Details) - Schedule of Financial Assets that Measured at Fair Value on Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
Investments held in Trust Account:
Level 1 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
Investments held in Trust Account:
Level 2 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
Investments held in Trust Account:
Level 3 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
Investments held in Trust Account:
U.S. Treasury Securities [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
U.S. Treasury Securities	20,850,793	119,220,016
U.S. Treasury Securities [Member] | Level 1 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
U.S. Treasury Securities	20,850,793	119,220,016
U.S. Treasury Securities [Member] | Level 2 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
U.S. Treasury Securities
U.S. Treasury Securities [Member] | Level 3 [Member]
Schedule of Financial Assets that Measured at Fair Value on Recurring Basis [Line Items]
U.S. Treasury Securities